EMPLOYEE BENEFIT PLANS - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) plan	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Short-term investments	$ 5,367,000	$ 6,115,000
Long-term investments	16,500,000
Company contributions	18,200,000
Expected contributions in 2023	2,800,000
Expected direct benefit payments in 2023	17,800,000
Contributions to defined contribution plans	21,400,000	15,700,000	$ 10,600,000
Contributions to multi-employer plans	$ 917,000	372,000	$ 0
Rabbi Trust Plans
Defined Benefit Plan Disclosure [Line Items]
Short-term investments		6,100,000
Long-term investments		23,400,000
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Number of plans | plan	6
Pension Plan | International Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Number of plans | plan	5
Company contributions	$ 12,104,000	10,297,000
Expected direct benefit payments in 2023	$ 19,328,000
Pension Plan | Ireland
Defined Benefit Plan Disclosure [Line Items]
Number of plans | plan	2
Pension Plan | U.K.
Defined Benefit Plan Disclosure [Line Items]
Number of plans | plan	2
Pension Plan | Canada
Defined Benefit Plan Disclosure [Line Items]
Number of plans | plan	1
Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
Company contributions	$ 3,863,000	$ 1,450,000
Expected direct benefit payments in 2023	20,141,000
Pension Plan | United States | Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Company contributions	$ 900,000